Share-based Payment - Additional Information (Details) € / shares in Units, € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 kr / shares	Jun. 30, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares					kr 1
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options						€ 11.98
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options						€ 150.8
Performance Stock Unit Program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting			In addition to service conditions, vesting is also contingent upon achievement of long-term strategic goals as evaluated by the Board no later than two weeks prior to each vesting date. Exceeding performance targets will not result in vesting of more PSUs than 100%, nor will it result in additional grants.
Performance Stock Unit Program [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting rights					100.00%	100.00%
Profit Loss [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation costs | €	€ 30.0	€ 26.0	€ 55.6	€ 43.3